Financial instruments - Summary of Amounts Receivable and Project Advances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PBPE Fund IV
Disclosure of financial assets [line items]
Management fees receivable related to current year	$ 8,700	$ 18,100
Management fees receivable related to prior years	64,100	35,000	$ 11,000
Credit Risk
Disclosure of financial assets [line items]
Financial assets	161,849	138,299
Less than 90 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	94,811	426
91 to 180 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	4,502	134
181 to 270 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	235	0
271 to 360 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	822	104
Over 360 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	732	245
01 to 90 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	29,909	27,578
91 to 180 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	12,562	4,189
181 to 270 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	1,283	4,786
271 to 360 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	121	93,636
Over 360 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	16,872	7,201
Accounts receivables | Credit Risk
Disclosure of financial assets [line items]
Financial assets	142,263	131,659
Accounts receivables | Less than 90 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	94,811	426
Accounts receivables | 91 to 180 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	4,502	134
Accounts receivables | 181 to 270 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	235	0
Accounts receivables | 271 to 360 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	822	104
Accounts receivables | Over 360 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	732	245
Accounts receivables | 01 to 90 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	24,180	24,886
Accounts receivables | 91 to 180 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	1,941	4,134
Accounts receivables | 181 to 270 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	140	2,064
Accounts receivables | 271 to 360 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	0	93,412
Accounts receivables | Over 360 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	14,900	6,254
Project advances | Credit Risk
Disclosure of financial assets [line items]
Financial assets	19,586	6,640
Project advances | Less than 90 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	0	0
Project advances | 91 to 180 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	0	0
Project advances | 181 to 270 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	0	0
Project advances | 271 to 360 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	0	0
Project advances | Over 360 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	0	0
Project advances | 01 to 90 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	5,729	2,692
Project advances | 91 to 180 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	10,621	55
Project advances | 181 to 270 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	1,143	2,722
Project advances | 271 to 360 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	121	224
Project advances | Over 360 days | Credit Risk
Disclosure of financial assets [line items]
Financial assets	$ 1,972	$ 947